Summary of significant accounting policies (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 segment	Jan. 01, 2019 USD ($)	Jan. 01, 2018 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Minimum aircraft age threshold for performance of impairment assessments	5 years
Number of operating segments | segment	1
Number of reportable segments | segment	1
Cumulative effect due to adoption of new accounting standard			$ 1,241
Flight Equipment
Summary Of Significant Accounting Policies [Line Items]
Estimated useful life of asset, years	25 years
Percentage of estimates for residual values of original manufacture cost	15.00%
Accumulated retained earnings
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect due to adoption of new accounting standard			1,241
Accounting Standards Update 2016-16 | Accumulated retained earnings
Summary Of Significant Accounting Policies [Line Items]
Cumulative effect due to adoption of new accounting standard			$ 1,200
Subsequent Event | Accounting Standards Update 2016-02
Summary Of Significant Accounting Policies [Line Items]
Operating lease right of use asset		$ 60,000
Operating lease liability		$ 60,000